SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS (Schedule of Statements of Comprehensive Income (Loss)) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONDENSED FINANCIAL STATEMENTS [Line Items]
Net loss	$ (33,633,793)	$ (258,919,494)	$ (242,562,132)
Other comprehensive income:
Foreign currency translation adjustment	(2,533,628)	8,777,439	3,190,413
Other comprehensive income (loss)	(2,533,628)	8,777,439	3,190,413
Comprehensive loss attributable to ReneSola Ltd	(36,163,649)	(250,138,100)	(239,325,126)
RENESOLA LTD [Member]
CONDENSED FINANCIAL STATEMENTS [Line Items]
Net loss	(33,630,021)	(258,915,539)	(242,515,539)
Other comprehensive income:
Foreign currency translation adjustment	(2,533,628)	8,777,439	3,190,413
Other comprehensive income (loss)	(2,533,628)	8,777,439	3,190,413
Comprehensive loss attributable to ReneSola Ltd	$ (36,163,649)	$ (250,138,100)	$ (239,325,126)